CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net income for the year	$ 41,858,370	$ 89,510,876
Items that may be reclassified subsequently to the consolidated statement of operations:
Loss on marketable securities, net of tax of nil (Note 5)	0	(301,984)
Revaluation of deferred tax liability	0	(29,650)
Other comprehensive loss for the year	0	(331,634)
Comprehensive income for the year	$ 41,858,370	$ 89,179,242